Loans receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans receivable.
Loans receivable

17.Loans receivable

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the acquired entity for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of the previous shareholder. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon completion of the share purchase agreement. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder. Tranches of 13,000, 16,000 and 6,000 will be available for drawing until July 1, 2022, February 1, 2023 and September 1, 2023, respectively, depending on the satisfaction by MX Capital Ltd of certain conditions. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

As part of the share purchase agreement with Castcrown Limited, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. The Company shall acquire additional notes amounting to 8,500 depending on the achievement by Castcrown Limited of certain performance targets by December 31, 2024. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Limited has met the performance targets earlier than that.

The loan was issued as at April 1, 2022 and the fair value of conversion feature amounted to 0 as at June 30, 2022. According to IFRS 9 the liability on the loan is accounted for as its nominal value less fair value of its derivative liability component, as the second is equal to 0, the fair value of the loan equals its carrying amount.

The loans granted in 2021 are represented by loans to the Group’s employees. The exposure of the Group to credit risk is reported in Note 26 to the interim condensed consolidated financial statements.

17.   Loans receivable

	2021	2020	2019
Balance at January 1	8	521	272
New loans granted	123	—	338
Repayments of principal	—	(508)	(95)
Interest charged	—	7	12
Interest received	(7)	(19)	—
Foreign exchange (gain) / loss	(1)	7	(6)
Balance at December 31	123	8	521

On October 1, 2018, Nexters Global Ltd entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of € 240,000 (US$ 278,000) with an annual interest rate of 2%. In December 2019 € 85,000 (US$ 95,000) were repaid. The loan was fully repaid on April 23, 2020.

On July 30, 2019, Nexters Global Ltd entered into a loan agreement with its shareholder, Boris Gertsovsky, for the total amount of €300,000 (US$ 327,000). The loan was provided interest-free and was fully repaid on July 24, 2020.

On October 30, 2019, Nexters Global Ltd entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of €10,000 (US$ 11,000). The loan was provided interest free with outstanding balance of 8 as at December 31, 2020 and was fully repaid on February 12, 2021.

The loans granted in 2021 are represented by loans to the Group’s employees.

The difference between the nominal amounts of the loans and their fair value was insignificant.

The exposure of the Group to credit risk is reported in Note 28 to the consolidated financial statements.